Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	546,279,498.38	29,277
Yield Supplement Overcollateralization Amount 05/31/24	46,863,301.17	0
Receivables Balance 05/31/24	593,142,799.55	29,277
Principal Payments	22,198,024.46	1,192
Defaulted Receivables	781,801.37	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	44,436,502.50	0
Pool Balance at 06/30/24	525,726,471.22	28,052

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.05%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	8,497,562.91	339
Past Due 61-90 days	2,924,510.43	112
Past Due 91-120 days	388,764.73	17
Past Due 121+ days	0.00	0
Total	11,810,838.07	468

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	613,230.86
Aggregate Net Losses/(Gains) - June 2024	168,570.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.34%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.47%
Third Prior Net Losses/(Gains) Ratio	0.41%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.75%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	47.84

Flow of Funds	$ Amount
Collections	25,462,721.76
Investment Earnings on Cash Accounts	25,792.65
Servicing Fee	(494,285.67)
Transfer to Collection Account	-
Available Funds	24,994,228.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,022,528.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	394,851.94
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,226,187.06

Total Distributions of Available Funds	24,994,228.74

Servicing Fee	494,285.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	541,241,323.16
Principal Paid	20,553,027.16
Note Balance @ 07/15/24	520,688,296.00

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2a
Note Balance @ 06/17/24	83,032,689.80
Principal Paid	14,413,463.32
Note Balance @ 07/15/24	68,619,226.48
Note Factor @ 07/15/24	26.5718814%

Class A-2b
Note Balance @ 06/17/24	35,368,633.36
Principal Paid	6,139,563.84
Note Balance @ 07/15/24	29,229,069.52
Note Factor @ 07/15/24	26.5718814%

Class A-3
Note Balance @ 06/17/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	279,880,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-4
Note Balance @ 06/17/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	97,610,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	30,230,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	15,120,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,215,014.52
Total Principal Paid	20,553,027.16
Total Paid	22,768,041.68

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	358,424.44
Principal Paid	14,413,463.32
Total Paid to A-2a Holders	14,771,887.76

Class A-2b
SOFR Rate	5.33303%
Coupon	5.76303%
Interest Paid	158,534.83
Principal Paid	6,139,563.84
Total Paid to A-2b Holders	6,298,098.67

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1982419
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.3973950
Total Distribution Amount	22.5956369

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3879509
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.8142167
Total A-2a Distribution Amount	57.2021676

A-2b Interest Distribution Amount	1.4412257
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.8142167
Total A-2b Distribution Amount	57.2554424

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	19.21
Noteholders' Third Priority Principal Distributable Amount	735.66
Noteholders' Principal Distributable Amount	245.13

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	5,038,175.22
Investment Earnings	21,716.14
Investment Earnings Paid	(21,716.14)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,698,381.91	4,398,044.38	3,740,346.37
Number of Extensions	124	159	123
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.71%	0.58%